Critical Accounting Estimates And Judgments - Additional Information (Details) - BioStrand [Member] $ in Millions	Jan. 31, 2025 CAD ($)
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Deferred tax asset, written off amount	$ 3.9
Valuation allowance	$ 1.6